Acquisitions (Schedule Of National Beef's Fair Values Of Assets Acquired, Liabilities Assumed And Noncontrolling Interests At Acquisition Date) (Details) (USD $)
In Thousands, unless otherwise specified
Dec. 30, 2011
Acquisitions [Abstract]
Cash and cash equivalents	$ 18,481
Trade, notes and other receivables	195,643
Inventory	280,499
Prepaids and other current assets	22,969
Total current assets	517,592
Intangible assets and goodwill	818,484
Other assets	4,613
Property and equipment	446,166
Total assets	1,786,855
Trade payables and expense accruals	234,451
Other current liabilities	13,746
Debt due within one year	29,262
Total current liabilities	277,459
Other non-current liabilities	1,404
Long-term debt	328,267
Total liabilities	607,130
Redeemable noncontrolling interests in subsidiary	304,356
Net assets acquired	$ 875,369